GIT Tax-Free Trust
Arizona Portfolio
Maryland Portfolio
Missouri Portfolio
Virginia Portfolio
National Portfolio
Money Market Portfolio

Annual Report
September 30, 1995/Audited

GIT
GIT Investment Funds

Management's Discussion of Fund Performance
November 11, 1995

Dear Shareholder:

A national economic slowdown reemerged at the end of 1994, led by a sudden slide in consumer spending followed by falling home sales and a ripple down effect on other sectors. This caused real GDP growth to fall from 5.1% in the fourth quarter of 1994 to just .5% in the second quarter of 1995. This slowdown, along with an inflation rate that has been inching lower, ignited a bond market rally that saw the Treasury bond yield fall from a high yield of 7.88% in September 1994 to a low of 6.50% in September 1995. The municipal market took part in this rally, but did not keep pace with the Treasury bond, as improved prospects for tax reform became a constraint. Looking to the future, as the diminishing amount of new issuance causes reduced supply, this should cause the municipal market to perform well in the coming months.

During the past year, we followed a conservative investment policy for the GIT Tax-Free Trust portfolios, holding general obligation and revenue issues weighted according to the fundamentals of each sector. We intend to continue to follow this policy. In the near term we are likely to maintain average maturity in the 15-year to 20-year range as we seek the best value on the yield curve.

National Portfolio

Unlike recent recessions, the current slowdown has been remarkably even across regions. The southern and mountain states experienced the greatest declines in job growth and construction. Midwestern manufacturing fared better than the other regions that suffered from lower exports and weakening demand for manufactured goods. The west and northeast regions experienced slow growth, but not nearly as severe as their sharp downturns of 1989. Lower market interest rates and inflation, possibly with a boost from further easing by the Fed, should stimulate economic growth going into 1996. The credit trend for the National Portfolio remains stable with an average rating of AA for the fund. Total return for the year ended September 30, 1995 was 8.40%.

Arizona Portfolio

In Arizona, most indicators of economic activity remained positive as the state continues to add jobs despite defense cutbacks. The majority of new jobs in Arizona appeared in the service sector and the thriving semiconductor and advanced electronics industry. Arizona has no general obligation debt, and the credit trends are generally stable among the municipal issuers throughout the state. The Arizona portfolio has an average credit rating of AA and posted a total return of 8.95% for the year ended September 30, 1995.

Maryland Portfolio

Economic growth in the State of Maryland continues to be under pressure from the recent recession, but it has an economic base that is both diverse and balanced, with a lower-than-average dependence on manufacturing. Cutbacks in defense spending and federal government jobs have hurt the economy. Most of the job creation is in the high tech and services sectors. Maryland is ranked fifth among states in per capita personal

Management's Discussion of Fund Performance (continued) income. The credit trends of the municipalities throughout the state are stable and the general obligation debt of the state is rated AAA. The average credit rating of the portfolio is AA, and its total return for the year ended September 30, 1995 was 9.17%.

Missouri Portfolio

Missouri has a broad-based and diversified economy that is dominated by the service sector. Growth has been slow, but consistent with national rates. Missouri's manufacturing sector is led by transportation equipment, machinery, and chemicals. With McDonnell Douglas Corp. as the largest employer in the state, some of Missouri's industry has been adversely affected by cutbacks in defense spending. The city of Branson, on the other hand, has become a major tourist attraction as a music and entertainment center.

Missouri ranks about in the middle of the nation when measuring wealth and resources. The state has long record of responsible and conservative financial operations, low debt, and a broad and diverse economy as reflected by the AAA rating of its general obligation debt. The average credit rating of the Missouri Portfolio is AA, and the total return for the year ended September 30, 1995 was 8.87%.

Virginia Portfolio

The Commonwealth of Virginia has a broad and diverse economy spread over three main regions, each of which depends on a different economic base. Northern Virginia is part of the Washington, D.C. metropolitan area, with a high concentration in the government and service sectors. The Tidewater area is more related to defense, particularly to the U.S. Navy and shipbuilding. The western part of the state depends on manufacturing and agriculture.

Growth in population has been rapid over the past two decades, and unemployment continues to be well below the national averages. Defense reductions and cutbacks in U.S. Government employment, however, will continue as a drag on the commonwealth's economic progress. Conservative fiscal policies characteristic of the municipalities in Virginia have maintained low debt ratios with prudent long-range capital planning. Virginia's general obligation bonds maintain a AAA credit rating, and the credit trend is considered stable. The average credit rating for our Virginia portfolio is AA. The total return of the fund for the year ended September 30, 1995 was 9.54%.

Money Market Portfolio

The Tax-Free Money Market Portfolio continues to provide a high degree of liquidity and stability. As of September 30, 1995 the seven-day yield of the fund was 3.34%, which is the taxable equivalent of 5.22% to an investor in the 36% federal tax bracket.

Sincerely,
(signature)
A. Bruce Cleveland
President

Comparison of Changes in the Value of a $10,000 Investment and the Lehman Municipal Bond Index

Depicted herein is a graphic presentation consisting of five charts comparing the values of a $10,000 investment made to each of the portfolios against the Lehman Municipal Bond Index. Through the use of line graphs, the following information is presented:

Value (as of Sept. 30, 1995) of a $10,000 investment made on:

Sept. 30, 1985 in the National Portfolio: $21,263 compared to
$25,120 from the index. Average annual total return: 1 year -
8.40 percent; 5 years - 6.95 percent; 10 years - 7.84 percent.

October 31, 1989 in the Arizona Portfolio: $14,535 compared to
$16,132 from the index. Average annual total return: 1 year - 8.95 percent; 5 years - 7 percent; since inception Oct.13, 1989 - 6.37 percent.

February 28, 1993 in the Maryland Portfolio: $10,886 compared to
$11,458 from the index. Average annual total return: 1 year - 9.17 percent; since inception February 10, 1993 - 3.57 percent.

October 31, 1989 in the Missouri Portfolio: $14,345 compared to $16,132 from the index. Average annual total return: 1 year - 8.87 percent;
five years 6.77 percent; since inception October 12, 1989 - 6.13 percent.

October 31, 1987 in the Virginia Portfolio: $17,399 compared to $19,977 from the index. Average annual total retrun: 1 year - 9.54 percent;
5 years - 7.04 percent; since inception October 13, 1987 - 7.98 percent.


Past performance is not predictive of future performance.

Figures as of September 30, unless otherwise noted.

Report of Ernst & Young LLP
Independent Auditors

To the Board of Trustees and Shareholders, the Arizona Portfolio,
Maryland Portfolio, Missouri Portfolio, Virginia Portfolio,
National Portfolio (formerly known as the High Yield Portfolio) and Money Market Portfolio, GIT Tax-Free Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the GIT Tax-Free Trust (comprising, respectively, the Arizona, Maryland, Missouri, Virginia, National and Money Market Portfolios) as of September 30, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights of the Maryland Portfolio for each of the two years in the period then ended and for the period from inception (February 10, 1993) to September 30, 1993, and the financial highlights of the Arizona, Missouri, Virginia, National and Money Market Portfolios for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the GIT Tax-Free Trust at September 30, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

Ernst & Young LLP
Washington, DC
November 3, 1995

Arizona Portfolio
Portfolio of Investments - September 30, 1995

Credit Rating*                           Principal
Moodys S&P                               Amount       Value

LONG-TERM MUNICIPAL BONDS: 95.6% of Net Assets
AIRPORT: 5.0%
Aaa   AAA   Tucson Airport Authority,
              Income Revenue
              (MBIA Insured), 5.7%,
              6/1/13                      $500,000     $497,500

EDUCATION: 4.3%
A     nr    Arizona Educational Loan
              Marketing Corporation,
              Student Loan Revenue (AMT),
              7%, 3/1/03                   400,000      429,000

ELECTRIC: 7.0%
Baa1  A-    Puerto Rico Electric Power
              Authority, Electric Power
              Revenue, 6.375%, 7/1/24      190,000      195,462

Aa    AA    Salt River Project
              Agricultural Improvements
              and Power District, Electric
              Systems Revenue, 6%, 1/1/16  500,000      505,625

GENERAL OBLIGATION: 30.3%
Aaa   AAA   Chandler (FGIC Insured), 7%,
              7/1/12                       300,000      327,000

Aaa   AAA   Maricopa County School
              District (FGIC Insured),
              6.25%, 7/1/11                500,000      540,000

Aaa   AAA   Maricopa County School District
              (FGIC Insured), 6.7%, 7/1/11 300,000      331,125

Aaa   AAA   Navajo County School District,
              (CGIC Insured), 6%, 7/1/09   500,000      513,750

Aa    AA+   Phoenix, 6%, 7/1/13            500,000      510,625

Aa    AA+   Phoenix, 5.3%, 7/1/06          100,000      102,750

#Aaa  AA+	  Scottsdale, 6.9%, 7/1/07       100,000      112,000

Aa1   AA+   Scottsdale, 5.5%, 7/1/09       200,000      202,000

A1    AA-   Tucson, 5.6%, 7/1/16           400,000      393,000

HOSPITAL: 4.7%
Aaa   AAA   Arizona Health Facilities
              Authority, Hospital Revenue
              (Samaritan Health Services)
              (MBIA Insured), 6.25%,
              12/1/06                      250,000      265,625

Aaa   AAA   Arizona Health Facilities
              Authority, Hospital Revenue
              (Phoenix Baptist Hospital)
              (MBIA Insured), 6.25%,
              9/1/11                       200,000      206,750

HOUSING: 10.2%
nr    AAA   Phoenix Industrial Development
              Authority, Mortgage Revenue
              (Chris Ridge) (FHA Insured),
              6.75%, 11/1/12               500,000      515,000

nr    AAA   Pima County Industrial
              Development Authority,
              Single-Family Mortgage Revenue
              (GNMA Collateralized) (AMT),
              6.2%, 5/1/27                 500,000      510,625

INDUSTRIAL DEVELOPMENT: 3.2%
nr    AAA   Mohave County Industrial
              Development Authority,
              Industrial Development Revenue
              (Citizens Utilities), 7.05%,
              8/1/20                       300,000      324,375

LEASING: 3.1%
Aaa   AAA   Scottsdale Municipal Property
              Corporation, Lease Revenue
              (FGIC Insured), 6.25%,
              11/1/14                      300,000      308,250

TRANSPORTATION: 19.1%
Aa    AA    Arizona State Transportation
              Board, Highway Revenue, 6%,
              7/1/08                       400,000      426,000

Aaa   AAA   Flagstaff, Street And Highway
              User Revenue (FGIC Insured),
              5.9%, 7/1/10                 500,000      520,000

Baa1  A     Puerto Rico Commonwealth Highway
              and Transportation Authority,
              Highway Revenue, 6.375%,
              7/1/08                       450,000      475,875

A1    A+    Tucson, Street and Highway User
              Revenue, 5.5%, 7/1/09        500,000      487,500

WATER AND SEWER: 8.7%
Aaa   AAA   Arizona State Wastewater
              Manangement Authority, Revenue
             (AMBAC Insured), 5.95%,
             7/1/12                        200,000      203,500

Aaa   AAA   Chandler, Water and Sewer
              Revenue (FGIC Insured), 6.75%,
              7/1/06                       250,000      271,250

A1    A+    Tucson, Water Revenue (AMBAC
              Insured), 5.75%, 7/1/18      400,000      393,000

TOTAL INVESTMENTS (Cost $9,218,605)<F1>              $9,567,587

See Notes to Portfolio of Investments.

Maryland Portfolio
Portfolio of Investments - September 30, 1995

Credit Rating*                           Principal
Moodys S&P                               Amount       Value

LONG-TERM MUNICIPAL BONDS: 94.8% of Net Assets

EDUCATION: 8.9%
Aa1   AA-   Maryland State Health and
              Higher Educational Facilities
              Authority, University Revenue
             (Johns Hopkins University),
             7.5%, 7/1/20                  $100,000     $108,250

Aaa   AAA   Saint Mary's College, College
              Revenue (MBIA Insured),
              5.55%, 9/1/23                 100,000       98,750

Aa    AA+   University of Maryland,
              Auxiliary Facilities and
              Tuition Revenue, 5.5%,
              4/1/13                         50,000       49,438

ELECTRIC: 6.3%
Baa1  A-    Puerto Rico Electric Power
              Authority, Power Revenue, 6%,
              7/1/14                        100,000       99,250

Baa1  A-    Puerto Rico Electric Power
              Authority, Power Revenue,
              6.25%, 7/1/17                  80,000       81,300

GENERAL OBLIGATION: 14.7%
Aaa   AAA   Baltimore (AMBAC Insured), 6%,
              10/15/04                      100,000      108,250

#Aaa  AAA   Harford County, 5.75%, 9/1/08    25,000       26,969

Aa    AA-   Harford County, 5.75%, 9/1/08    25,000       25,750

Aa1   AA+   Howard County, 6%, 5/15/13      150,000      153,750

Aaa   AAA   Ocean City (MBIA Insured), 6.3%,
              11/1/09                        50,000       55,375

Aa1   AA    Washington Suburban Sanitary
              District, 5.875%, 6/1/08       50,000       52,563

HOSPITAL: 10.5%
Aaa   AAA   Maryland State Health and Higher
              Educational Facilities Authority,
              Hospital Revenue (North Arundel
              Hospital) (BIGI Insured), 7.875%,
              7/1/21                        100,000      111,000

A     A     Maryland State Health and Higher
              Educational Facilities Authority,
              Hospital Revenue (Good Samaritan
              Hospital), 5.75%, 7/1/19      100,000       94,625

Baa   nr    Prince George's County Hospital,
              Hospital Revenue (Greater
              Southeast Healthcare System),
              6.2%, 1/1/08                  100,000       98,500

HOUSING: 16.0%
nr    AAA   Anne Arundel County, Mortgage
              Revenue (Westwinds Apartments) (FHA),
              6%, 12/1/26                    50,000       49,688

nr    AAA   Baltimore County, Mortgage Revenue
              (Olde Forge Townhouses) (FHA),
              6%, 1/1/10                     80,000       79,200

Aa    nr    Maryland State Community Development
              Administration, Multifamily
              Housing Revenue (GNMA Collaterized)
             (FHA), 5.95%, 5/15/13           80,000       79,300

Aa    nr    Maryland State Community Development
              Administration, Single-Family
              Revenue (AMT), 6.2%, 4/1/17   100,000      100,000

nr    AAA   Prince George's County Housing
              Authority, Single-Family Mortgage
              Revenue (GNMA/FNMA Collaterized)
              (AMT), 6.5%, 12/1/15          150,000      153,562

LEASING: 4.8%
Aa    AA-   Maryland State Stadium Authority,
              Sports Facilities Lease Revenue
              (AMT), 7.5%, 12/15/10         125,000      138,594

POLLUTION CONTROL: 8.0%
A2    A     Anne Arundel County, Pollution
              Control Revenue (Baltimore Gas
              and Electric Company), 6%,
              4/1/24                        100,000      100,500

A1    A     Prince George's County, Pollution
              Control Revenue (Potomac Electric),
              6.375%, 1/15/23               125,000      130,937

PUBLIC FACILITIES: 8.9%
Aaa   AAA   Baltimore, Convention Center Revenue
              (FGIC Insured), 6.1%, 9/1/14  150,000      153,937

Aa    AA-   Howard County, Special Facilities
              Revenue, 5.95%, 2/15/10       100,000      103,375

TRANSPORTATION: 7.4%
Aa3   A-1+  Baltimore, Port Facilities Revenue
              (Consolidated Coal Sales),
              6.5%, 10/1/11                 100,000      107,375

#Aaa  AAA   Maryland State Department of
              Transportation, Revenue, 6.7%,
              7/1/98                        100,000      105,000

See Notes to Portfolios of Investments.

Maryland Portfolio
Portfolio of Investments - September 30, 1995 (continued)

Credit Rating*                             Principal
Moodys S&P                                 Amount        Value

UTILITY: 2.0%
A     A+    Puerto Rico Telephone Authority,
              Telecommunications Revenue, 5.5%,
              1/1/22                        $60,000      $56,475

WASTE: 3.7%
#Aaa  nr    Worcester County (Sanitation),
              7.5%, 8/15/06                 100,000      107,875

WATER: 3.5%
Aaa   AAA   Baltimore, Water Revenue (MBIA
              Insured), 5.5%, 7/1/08        100,000      100,750

TOTAL INVESTMENTS (Cost $2,694,391)<F1>               $2,730,338


Missouri Portfolio
Portfolio of Investments - September 30, 1995

LONG-TERM MUNICIPAL BONDS: 94.4% of Net Assets

AIRPORT: 4.5%
Aaa   AAA   St. Louis, Airport Revenue,
              Lambert-St. Louis International
              (FGIC Insured) (AMT), 6.125%,
              7/1/12                       $500,000     $511,875

EDUCATION: 10.0%
A     nr    Missouri Higher Education Loan
              Authority, Student Loan Revenue
              (AMT), 5.9%, 2/15/08          500,000      485,625

Aaa   AAA   Missouri State Health and
              Educational Facilities Authority,
              University Revenue (St. Louis
              University) (AMBAC Insured),
              6.5%, 8/1/16                  150,000      156,375

Aa    nr    St. Louis County School District,
              Property Tax Revenue, 5.5%,
              2/15/12                       500,000      498,125

ELECTRIC: 10.6%
nr    AAA   Puerto Rico Electric Power
              Authority, Power Revenue, 8%,
              7/1/08                        175,000      195,344

Aaa   AAA   Sikeston, Electric Revenue
              (MBIA Insured), 6.25%, 6/1/22 500,000      513,750

nr    A     University Development Foundation,
              Lease Revenue (Missouri Power),
              5.75%, 5/1/13                 500,000      498,750

GENERAL OBLIGATION: 22.9%
Aa    nr    Clayton School District, 5.65%,
              2/1/14                        500,000      498,125

Aaa   AAA   Farmington School District (CGIC
              Insured), 6.35%, 3/1/12       400,000      415,000

Aa    nr    Jefferson City School District,
              6.7%, 3/1/11                  200,000      226,500

nr    AAA   Puerto Rico Commonwealth, 7.75%,
              7/1/17                        250,000      283,125

Aaa   AAA   St. Charles County, Francis Howell
              School District (FGIC Insured),
              6.5%, 3/1/05                  250,000      274,375

Aa1   nr    St. Louis County, 6.3%, 2/1/11  400,000      418,500

Aa    nr    St. Louis County School District,
              5.5%, 2/15/13                 500,000      495,625

HOSPITAL: 12.7%
Aaa   AAA   Missouri State Health and
              Educational Facilities
              Authority, Health Facilities
              Revenue (SSM Health Care)
              (MBIA Insured), 6.25%,
              6/1/16                        250,000      256,562

Aaa   AAA   Missouri State Health and
              Educational Facilities
              Authority, Health
              Facilities Revenue (Heartland
              Health System) (AMBAC Insured),
              6.35%, 11/15/17               500,000      518,125

nr    nr    Missouri State Health and
              Educational Facilities
              Authority, Health Facilities
              Revenue (Missouri Baptist
              Medical Center), 7.625%,
              7/1/18                         95,000      107,944

nr    nr    Missouri State Health and
              Educational Facilities
              Authority, Health Facilities
              Revenue (Missouri Baptist
              Medical Center), 7.625% ,
              7/1/18                         45,000       55,294

Aaa   AAA   Missouri State Health and
              Educational Facilities
              Authority, Health Facilities
              Revenue (Health Midwest)
              (MBIA Insured), 6.25%,
              2/15/22                       500,000      511,250

See Notes to Portfolio of Investments.

Missouri Portfolio
Portfolio of Investments - September 30, 1995 (continued)

Credit Rating*                           Principal
Moodys S&P                               Amount       Value

HOUSING: 9.5%
Aa    AA    Missouri State Board of Public
              Buildings, State Office Building
              Revenue, 6.4%, 12/1/08       $300,000     $318,375

nr    AAA   Missouri State Housing Development
              Commission, Single-Family
              Mortgage Revenue (GNMA Collaterized)
              (AMT), 7.75%, 6/1/22           75,000       78,469

nr    AAA   Missouri State Housing Development
              Commission, Single-Family Mortgage
              Revenue (GNMA Collaterized) (AMT),
              7.375%, 8/1/23                190,000      200,687

nr    AAA   St. Louis County, Mortgage Revenue
              (Certificates of Receipt) (AMT),
              5.65%, 2/1/20                 500,000      483,750

LEASING: 4.4%
Aaa   AAA   Kansas City Municipal Assistance
              Corporation, Lease Revenue (H.
              Roe Bartle) (AMBAC Insured),
              6%, 4/15/20                   500,000      506,875

TRANSPORTATION: 3.5%
Baa1  A     Puerto Rico Commonwealth Highway
              Authority, Highway Revenue,
              6%, 7/1/20                    405,000      400,444

WASTE: 6.2%
Aa    nr    Missouri State Environmental
              Improvement and Energy
              Resources Authority, Water
              Pollution Control Revenue,
              5.4%, 7/1/15                  500,000      472,500

A1    AA-   St. Louis Industrial Development
              Authority, Pollution Control
              Revenue (Anheuser Busch
              Company), 6.65%, 5/1/16       200,000      228,750

WATER: 10.0%
Aaa   AAA   Cape Girardeau, Waterworks
              Revenue (FGIC Insured),
              6.4%, 3/1/12                  400,000      418,000

A1    AA    Columbia, Water and Electric
              Revenue, 6.125%, 10/1/12      400,000      412,500

Aaa   AAA   Liberty, Water Revenue (MBIA
              Insured), 6.3%, 10/1/12       300,000      314,250

TOTAL INVESTMENTS (Cost $10,491,408)<F1>             $10,754,869


Virginia Portfolio
Portfolio of Investments - Septmeber 30, 1995

Credit Rating*                           Principal
Moodys S&P                               Amount       Value

LONG-TERM MUNICIPAL BONDS: 97.7% of Net Assets

AIRPORT: 3.1%
Aaa   AAA   Metropolitan Washington D.C. Airports
              Authority, Airport Revenue (MBIA
              Insured) (AMT), 6.625%,
              10/1/12                      $500,000     $521,875

Aaa   AAA   Metropolitan Washington D.C.
              Airports Authority, Airport
              Revenue (FGIC Insured) (AMT),
              7%, 10/1/18                   500,000      540,625

EDUCATION: 14.3%
A1    nr    Loudoun County Industrial
              Development Authority,
              Facilities Revenue (George
              Washington University),
              6.25%, 5/15/22                500,000      507,500

nr    BBB-  Virginia College Building
              Authority, Facilities
              Revenue (Marymount University),
              7%, 7/1/22                    350,000      365,750

Aa    AA    Virginia College Building
              Authority, Facilities Revenue
              (Washington and Lee University),
              5.75%, 1/1/14                 605,000      608,781

Aa    AA    Virginia College Building Authority,
              Facilities Revenue (Washington
              and Lee University), 5.8%,
              1/1/24                        500,000      501,250

Aa    AA    Virginia State Public School
              Authority, Revenue, 6.25%,
              8/1/10                        500,000      526,875

Aa    AA    Virginia State Public School
              Authority, Revenue, 6.2%,
              8/1/13                        500,000      519,375

Aa    AA    Virginia State Public School
              Authority, Revenue, 6.5%,
              8/1/15                        500,000      533,125

Aa    AA    Virginia State Public School
              Authority, Revenue, 5.625%,
              8/1/09                        250,000      256,250

Aa    AA    Virginia State Public School
            Authority, Special Obligation
            (York County), 5.9%, 7/15/13    500,000      509,375

A1    AA-   Virginia State University,
              University Revenue, 5.75%,
              5/1/15                        500,000      495,000

See Notes to Portfolio of Investments.

Virginia Portfolio
Portfolio of Investments - September 30, 1995 (continued)

Credit Rating*                           Principal
Moodys S&P                               Amount       Value

ELECTRIC: 4.4%
Aaa   AAA   Hailifax County Industrial
              Development Authority, Power
              Revenue (Old Dominion Electric)
              (MBIA Insured) (AMT), 6%,
              12/1/22                    $1,000,000   $1,000,000

Baa1  A-    Puerto Rico Electric Power
              Authority, Power Revenue, 6%,
              7/1/14                        500,000      496,250

GENERAL OBLIGATION: 24.2%
Aaa   AAA   Arlington County (Recreational
              Facilities Improvements), 6%,
              8/1/12                        500,000      521,250

Aaa   AAA   Fairfax County (Public Improvement),
              5.625%, 6/1/13                500,000      499,375

Aa    A+    Falls Church (School Improvements),
              5.5%, 8/1/13                  500,000      488,750

Aaa   AAA   Franklin County (Capital Improvements)
              (FGIC Insured), 6.5%, 7/15/12 300,000      316,875

Aa    AA-   Hampton (Sewer Improvements), 6%,
              1/15/08                       500,000      533,750

A     A     Henry County (Public Improvements),
              6%, 7/15/14                   500,000      506,875

Aaa   AAA   Newport News (MBIA Insured),
              5.5%, 7/1/10                  500,000      505,000

Aa    AA    Norfolk (Public Improvements),
              5.5%, 2/1/10                  500,000      500,625

Aaa   AAA   Norfolk (MBIA Insured), 5.75%,
              6/1/13                        500,000      501,875

Baa1  A     Puerto Rico Commonwealth, 6.3%,
              7/1/09                      1,000,000    1,060,000

A1    AA    Richmond (Public Improvements),
              6.25%, 1/15/21                875,000      884,844

Aa    AA    Virginia Beach (Public
              Improvements), 6.2%, 9/1/13   500,000      521,250

Aa    AA    Virginia Beach (Public
              Improvements), 5.85%, 11/1/13 350,000      353,500

Aa    AA    Winchester (Water Utility
              Improvements), 5.5%,
              1/15/14                     1,000,000      976,250

HOSPITAL: 6.2%
Aaa   AAA   Danville Industrial Development
              Authority, Hospital Revenue
              (Danville Regional Medical
              Center) (FGIC Insured),
              6.375%, 10/1/14               500,000      523,125

Aa    AA    Norfolk Industrial Development
              Authority, Hospital Revenue
              (Sentara Hospital), 6.5%,
              11/1/13                     1,000,000    1,061,250

Aaa   AAA   Roanoke Industrial Development
              Authority, Hospital Revenue
              (Roanoke Memorial Hospitals)
              (MBIA Insured), 6.125%,
              7/1/17                        500,000      516,250

HOUSING: 3.5%
Aaa   AAA   Puerto Rico Housing Finance
              Corporation, Single-Family
              Mortgage Revenue (GNMA
              Collateralized), 7.8%,
              10/15/21                      150,000      156,938

Aa1   AA+   Virginia State Housing Development
              Authority, Mortgage Revenue
              (AMT), 6.95%, 1/1/10        1,000,000    1,040,000

INDUSTRIAL DEVELOPMENT: 4.7%
Baa3  BBB-  Peninsula Ports Authority, Coal
              Terminal Revenue, 7.375%,
              6/1/20                      1,000,000    1,063,750

A1    A     Puerto Rico Industrial, Medical,
              & Environmental Revenue
              (Pepsico, Inc.),
              6.25%, 11/15/13               500,000      533,125

OTHER FACILITIES: 9.8%
nr    BBB   Fairfax County Park Authority,
              Facilities Revenue, 6.625%,
              7/15/14                       500,000      509,375

nr    A-    Prince William County Park
              Authority, Revenue, 6.875%,
              10/15/16                      500,000      530,625

A     nr    Prince William County Park
              Authority, Revenue, 7.5%,
              7/15/20                       450,000      513,562

Aaa   AAA   Riverside Regional Jail
              Authority, Jail Facilities
              Revenue (MBIA Insured), 6%,
              7/1/25                        250,000      249,687

nr    A+    Roanoke Valley, Resource
              Recovery Revenue, 5.75%,
              9/1/12                        770,000      746,900

Aaa   AAA   Virginia State Peninsula Regional
              Jail Authority, Jail Facilities
              Revenue (MBIA Insured), 5.5%,
              10/1/14                       250,000      241,563

Aa    AA    Virginia State Public Building
              Authority, Building Revenue,
              6.25%, 8/1/12                 500,000      523,750

TRANSPORTATION: 12.2%
Aaa   AAA   Chesapeake Bay Bridge and Tunnel,
              Highway Revenue (MBIA Insured),
              6.375%, 7/1/22                500,000      511,250

Aaa   AAA   Richmond Metropolitan Authority,
              Expressway Revenue (FGIC
              Insured), 6.375%, 7/15/16   1,000,000    1,035,000

Aa    AA    Virginia State Transportation
              Board, Revenue (Route 28),
              6%, 4/1/10                  1,000,000    1,030,000

Aa    AA    Virginia State Transportation
              Board, Revenue (Route 58),
              5.625%, 5/15/13               500,000      490,000

Aaa   AAA   Washington D.C. Metropolitan
              Area Transportation Authority,
              Transit Revenue (FGIC Insured),
              6%, 7/1/07                  1,000,000    1,073,750

See Notes to Portfolio of Investments.

Virginia Portfolio
Portfolio of Investments - September 30, 1995 (continued)

Credit Rating*                           Principal
Moodys S&P                               Amount       Value

WASTE: 5.4%
A1    A+    Fairfax County Economic
              Development Authority,
              Revenue (Ogden Martin
              Systems) (AMT),
              7.75%, 2/1/11                $500,000     $548,125

A1    AA-   Henrico County, Water and Sewer
              Revenue, 6.25%, 5/1/13        500,000      510,625

Aaa   AAA   Loudoun County Sanitation Authority,
              Water and Sewer Revenue (FGIC
              Insured), 6.25%, 1/1/16       500,000      514,375

Baa3  BBB   West Point Industrial Development
              Authority, Waste Revenue
              (Chesapeake Corporation),
              6.25%, 3/1/19                 250,000      251,250

WATER: 9.8%
Aa    AA-   Fairfax County Water Authority,
              Water Revenue, 6%, 4/1/22   1,500,000    1,503,750

Aaa   AAA   Frederick-Winchester Service
              Authority, Sewer Revenue
              (AMBAC Insured), 5.75%,
              10/1/15                     1,000,000      993,750

Aaa   AAA   Norfolk, Water Revenue (MBIA
              Insured), 5.9%, 11/1/25       325,000      320,531

Aaa   AAA   Norfolk, Water Revenue (MBIA
              Insured), 5.75%, 11/1/12      500,000      497,500

TOTAL INVESTMENTS (Cost $31,910,362)<F1>             $33,042,056

Credit Rating*                           Principal
Moodys S&P                               Amount       Value

National Portfolio
Portfolio of Investments - September 30, 1995

LONG-TERM MUNICIPAL BONDS: 95.2% of Net Assets

ARIZONA: 4.8%
Aa    AA    Arizona State Transportation Board,
              Highway Revenue, 6%,
              7/1/08                     $1,000,000   $1,065,000

Aa    AA    Salt River Agricultural
              Improvements and Power District,
              Electric Revenue, 6.2%,
              1/1/12                        500,000      516,875

CALIFORNIA: 3.2%
Aaa   AAA   San Jose Redevelopment Agency,
              Tax Allocation (MBIA Insured),
              6%, 8/1/09                  1,000,000    1,058,750

DISTRICT OF COLUMBIA: 3.2%
Aaa   AAA   Metropolitan Washington D.C.
              Airports Authority, Airport
              Revenue (MBIA Insured) (AMT),
              6.625%, 10/1/19             1,000,000    1,040,000

FLORIDA: 1.5%
Aa    AA    Florida State Board of
              Educational Authority,
              General Obligation, 5.85%,
              6/1/18                        500,000      495,000

HAWAII: 5.0%
Aaa   AAA   Hawaii State Airports Systems
              Revenue (FGIC Insured) (AMT),
              7%, 7/1/20                  1,500,000    1,629,375

ILLINOIS: 1.1%
Aaa   AAA   Regional Transit Authority,
              Revenue (AMBAC Insured),
              7.2%, 11/1/20                 300,000      346,500

IOWA: 4.9%
Aaa   AAA   Mason City, Hospital Facilities
              Revenue (Sisters of Mercy)
              (FSA Insured), 7%, 8/15/14  1,500,000    1,603,125

KANSAS: 1.6%
Aa    AA    Kansas State Department of
              Transportation, Highway
              Revenue, 6.125%, 9/1/09       500,000      534,375

LOUISIANA: 4.9%
Aaa   AAA   Louisiana, General Obligation
              (MBIA Insured), 6%, 5/15/15   500,000      509,375

Aaa   AAA   Louisiana State Energy and Power
              Authority, Power Revenue
              (Rodemacher Unit Number Two)
              (FGIC Insured), 6.75%,
              1/1/08                      1,000,000    1,082,500

See Notes to Portfolios of Investments.

National Portfolio
Portfolio of Investments - September 30, 1995 (continued)

Credit Rating*                           Principal
Moodys S&P                               Amount       Value

MAINE: 1.5%
Aaa   AAA   Maine State Turnpike Authority,
              Turnpike Revenue (MBIA
              Insured), 6%, 7/1/18         $500,000     $501,875

MARYLAND: 3.6%
Aa1   AA+   Howard County, General Obligation,
              6%, 8/15/19                   500,000      506,250

Aa    nr    Montgomery County, Single-Family
              Mortgage Revenue, 6.65%,
              7/1/17                        500,000      516,250

nr    AAA   Prince George's County Housing
              Authority, Single-Family
              Mortgage Revenue (GNMA/FNMA
              Collateralized) (AMT), 6.5%,
              12/1/15                       150,000      153,562

MASSACHUSETTS: 6.7%
A1    A+    Massachusetts Bay Transportation
              Authority, Transit Revenue, 7%,
              3/1/14                      1,000,000    1,152,500

A1    A+    Massachusetts, General
              Obligation, 6%, 8/1/14        500,000      507,500

Aa    AA-   Massachusetts, Revenue (Sewer
              Improvements), 6.25%, 2/1/11  500,000      521,875

MICHIGAN: 2.5%
nr    AA+   Michigan State Housing
              Development Authority,
              Single-Family Mortgage
              Revenue (AMT), 7.75%,
              12/1/19                       790,000      827,525

MISSISSIPPI: 3.9%
Aaa   AAA   Harrison County Wastewater
              Management District, Sewer
              Revenue (Wastewater
              Treatment Facilities) (FGIC
              Insured), 8.5%, 2/1/13        500,000      663,125

Aaa   AAA   Harrison County Wastewater
              Management District, Sewer
              Revenue (Wastewater Treatment
              Facilities) (FGIC Insured),
              7.75%, 2/1/14                 500,000      616,875

MISSOURI: 1.6%
Aaa   AAA   Sikeston, Electric Revenue (MBIA
              Insured), 6.25%, 6/1/22       500,000      513,750

NEVADA: 1.6%
Aaa   AAA   Washoe County, Gas and Water
              Facilities Revenue (AMBAC
              Insured), 6.3%, 12/1/14       500,000      510,000

NEW JERSEY: 1.7%
A     A     New Jersey State Turnpike
              Authority, Highway Revenue,
              6.5%, 1/1/16                  500,000      540,625

NORTH CAROLINA: 1.5%
Aa    AA-   Pitt County, Hospital Revenue
              (Pitt County Memorial
              Hospital), 5.5%, 12/1/15      500,000      477,500

PENNSYLVANIA: 8.2%
Aaa   AAA   Lehigh County, Hospital Revenue
              (Lehigh Valley Hospital)
              (MBIA Insured), 7%,
              7/1/16                      1,000,000    1,132,500

Aaa   AAA   Pennsylvania State Higher
              Educational Facilities
              Authority, University
              Revenue (Duquesne
              University) (MBIA
              Insured), 6.75%, 4/1/20       500,000      531,250

Aaa   AAA   Pennsylvania State Industrial
              Development Authority, Economic
              Development Revenue (AMBAC
              Insured), 6%, 1/1/12        1,000,000    1,015,000

RHODE ISLAND: 1.6%
Aa1   AA    Rhode Island State Health and
              Higher Educational Facilities,
              University Revenue (Brown
              University), 6.75%, 9/1/16    500,000      526,250

SOUTH CAROLINA: 3.3%
Aaa   AAA   Piedmont Municipal Power Agency,
              Electric Revenue (FGIC Insured),
              6.5%, 1/1/16                1,000,000    1,090,000

TEXAS: 10.4%
Aaa   AAA   Lower Colorado River Authority,
              Electric Revenue (FSA Insured),
              6%, 1/1/16                    500,000      502,500

Aaa   AAA   Texas Public Building Authority,
              Building Revenue (MBIA Insured),
              7.125%, 8/1/11              1,500,000    1,728,750

Aaa   AAA   United Independent School District,
              General Obligation, 7%,
              8/15/05                     1,000,000    1,157,500

See Notest to Portfolios of Investments.

National Portfolio
Portfolio of Investments - September 30, 1995 (continued)

Credit Rating*                            Principal
Moodys S&P                                Amount       Value

VIRGINIA: 7.5%
Aaa   AAA   Chesapeake Bay Bridge and Tunnel,
              Highway Revenue (MBIA Insured)
              6.375%, 7/1/22               $475,000     $485,688

nr    A-    Prince William County Park
              Authority, Revenue, 6.875%,
              10/15/16                      500,000      530,625

A1    AA    Richmond, General Obligation
              (Public Improvements), 6.25%,
              1/15/21                       500,000      505,625

Aa    AA    Virginia Beach, General
              Obligation, 6.2%, 9/1/13      500,000      521,250

Aa    AA+   Virginia State Housing
              Development Authority,
              Multifamily Revenue, 6.65%,
              11/1/13                       400,000      415,500

WASHINGTON: 8.0%
A1    AA-   Port Seattle, Revenue (AMBAC
              Insured) (AMT), 7.6%, 12/1/09 500,000      564,375

A1    A+    Snohomish County Public Utility
              District Number One, Electric
              Revenue, 7%, 1/1/16         1,000,000    1,061,250

Aa    AA    Washington, General Obligation,
              6%, 9/1/20                    500,000      501,875

Aa    AA    Washington State Public Power
              Supply System, Power Revenue
              (Nuclear Project Number
              Three), 6.5%, 7/1/18          500,000      507,500

WYOMING: 1.5%
Aaa   AAA   Wyoming Municipal Power Agency
              Authority, Electric Revenue
              (MBIA Insured), 6.125%,
              1/1/16                        500,000      506,250

TOTAL LONG-TERM MUNICIPAL BONDS
(Cost $30,471,658)<F1>                               $31,173,775

SHORT-TERM MUNICIPAL BONDS: 1.2% of Net Assets

LOUISIANA: 0.9%
Aa3   A-1+  West Feliciana Parish, Pollution
              Control Revenue (Gulf States
              Utilities) (LOC - Canadian
              Imperial Bank), 4.5%,
              12/1/15^                      300,000      300,000

MISSOURI: 0.3%
VMIG 1A-1   Kansas City Industrial Development
              Authority, Hospital Revenue
              (Research Health Services
              Systems), 4.5%, 10/15/14^     100,000      100,000

TOTAL SHORT-TERM MUNICIPAL BONDS (Cost $400,000)<F1>     400,000

TOTAL INVESTMENTS (Cost $30,871,658)<F1>             $31,573,775


Money Market Portfolio
Portfolio of Investments - September 30, 1995

Credit Rating*                           Principal
Moodys S&P                               Amount       Value

SHORT-TERM MUNICIPAL SECURITIES: 98.2% of Net Assets

CALIFORNIA: 7.1%
MIG 1 SP-1+ California School Cash Reserve
              Program Authority, Property
              Tax Revenue (LOC - Industrial
              Bank of Japan), 4.75%,
              7/3/96$                       400,000     $402,172

P-1   nr    Los Angeles Regional Airports,
              Lease Revenue (American Airlines)
              (LOC - Wachovia Bank of Atlanta),
              4.75%, 12/1/24 ^              200,000      200,000

ILLINOIS: 1.8%
#Aaa  AAA   Illinois State Toll Highway
              Authority, Highway Revenue,
              9.125%, 1/1/96                150,000      154,875

KANSAS: 4.7%
P-1   A-1+  Burlington, Pollution Control
              Revenue (Kansas City Power and
              Light) (LOC - Duetsche Bank
              A.G.), 3.65%, 10/2/95         400,000      400,000

See Notes to Portfolios of Investments.

Money Market Portfolio
Portfolio of Investments - September 30, 1995 (continued)

Credit Rating*                           Principal
Moodys S&P                               Amount       Value

LOUISIANA: 9.5%
VMIG1 AAA   Louisiana Public Facilities
              Authority, Hospital Revenue
              (Willis-Knighton Medical Project)
              (AMBAC Insured), 4.4%,
              9/1/23^                      $300,000     $300,000

VMIG1 A-1+  New Orleans Aviation Board,
              Airport Revenue (MBIA
              Insured), 4.4%, 8/1/16^       400,000      400,000

Aa3   A-1+  West Feliciana Parish, Pollution
              Control Revenue (Gulf States
              Utilities) (LOC - Canadian
              Imperial Bank), 4.5%,
              12/1/15^                      100,000      100,000

MINNESOTA: 9.6%
nr    A-1+  St. Paul Housing and Redevelopment
              Authority, Cooling Revenue
              (Series G) (LOC - Credit Local
              de France), 4.3%, 6/1/15^     400,000      400,000

#Aaa  AAA   Southern Minnesota Municipal
              Power Agency, Power Supply
              Revenue (Series C), 7.125%
              1/1/96                        400,000      411,000

MISSOURI: 4.7%
nr    A-1+  Independence Industrial
              Development Authority,
              Industrial Revenue
              (Resthaven Project) (LOC -
              Credit Local de France),
              4.3%, 2/1/25^                 400,000      400,000

NEBRASKA: 4.7%
VMIG1 AAA   Nebraska Higher Education Loan
              Program, Student Loan Revenue
              (MBIA Insured), 4.35%,
              12/1/15^                      400,000      400,000

NEW YORK: 4.7%
VMIG1 AAA   Triborough Bridge and Tunnel
              Authority, Highway Revenue
             (MBIA Insured), 4.4%,
             1/1/04^                        400,000      400,000

NORTH CAROLINA: 12.4%
VMIG1 A-1+  North Carolina Medical Care
              Commission, Hospital Revenue
              (Pooled Equipment Financing
              Project) (MBIA Insured),
              4.2%, 12/1/25^                300,000      300,000

VMIG1 nr    University of North Carolina,
              University Revenue (Kenan
              Memorial Stadium) (LOC -
              Wachovia Bank and Trust),
              4.3%, 11/1/07^                250,000      250,000

nr    A-1+  Winston-Salem,  Risk Acceptance
              Management Corporation (Certificates
              of Participation), 4.35%,
              7/1/09^                       500,000      500,000

SOUTH CAROLINA: 4.9%
#Aaa  AAA   Piedmont Municipal Power Agency,
              Electric Revenue (AMBAC Insured),
              9.25%, 1/1/96                 400,000      417,000

TEXAS: 12.0%
#Aaa  AAA   Lower Colorado River Authority,
              Power Revenue, 9%, 1/1/96     400,000      413,000

VMIG1 A-1+  Port Development Corporation,
              Marine Terminal Revenue (Stolt
              Terminals) (LOC - Credit Suisse),
              4.3%, 1/15/14^                600,000      600,000

UTAH: 4.7%
VMIG1 A-1+  Salt Lake City, Airport Revenue
              (LOC - Credit Suisse) (AMT),
              4.45%, 6/1/98^                400,000      400,000

VIRGINIA: 8.3%
VMIG1 nr    Harrisonburg Redevelopment and
              Housing Authority, Multifamily
              Housing Revenue (Rolling Brook
              Village) (LOC - Guardian),
              5.1%, 2/1/96                  400,000      400,000

VMIG1 nr    Henrico County Industrial
              Development Authority, Revenue
             (Hermitage Project) (LOC -
             Nationsbank of Virginia), 4.8%,
             5/1/24^                        200,000      200,000

Aaa   AAA   Virginia State, General Obligation
              (Public Facilities), 3.2%,
              12/1/95                       100,000       99,944

WASHINGTON: 4.1%
nr    A-1+  Port Kalama, Port Facilities
              Revenue (Conagra) (LOC -
              Morgan Guaranty Trust), 4.2%,
              1/1/04^                        50,000       50,000

nr    A-1+  Washington State Housing Finance
              Commission, Multifamily Mortgage
              Revenue (LOC - Pacific First
              Federal), 4.4%, 7/1/20^       300,000      300,000

WYOMING: 4.7%
Aaa   A-1+  Lincoln County, Pollution Control
              Revenue (Exxon Project)
              (Series A) (AMT), 4.65%,
              07/1/17^                      400,000      400,000

TOTAL INVESTMENTS (Cost $8,298,551)<F1>               $8,297,991

See Notes to Portfolio of Investments.

GIT Tax-Free Trust
Notes to Portfolios of Investments
September 30, 1995

[FN]
<F1>Aggregate cost and net unrealized appreciation (depreciation)
of investments for federal income tax purposes is as follows:

                   Arizona      Maryland     Missouri
                   Portfolio    Portfolio    Portfolio

Aggregate cost     $9,218,605   $2,694,391   $10,491,408

Gross unrealized
  appreciation       $361,042     $43,659       $322,877

Gross unrealized
  depreciation         12,060       7,712         59,416

Net unralized
  appreciation
  (depreciation      $348,982     $35,947       $263,461

                                             Money
                   Virginia     National     Market
                   Portfolio    Portfolio    Portfolio

Aggregate cost    $31,910,362 $30,871,658     $8,298,551

Gross unrealized
  appreciation     $1,172,985    $833,278           $215

Gross unrealized
  depreciation         41,291     131,161            775

Net unralized
  appreciation
  (depreciation    $1,131,694    $702,117          $(560)

*       Unaudited

^ Security has a variable coupon rate and is putable before final maturity. Coupon rate as of September 30, 1995

#Aaa    Refunded Bonds

AMBAC   American Municipal Bond Assurance Corporation

AMT     Subject to Alternative Minimum Tax

BIGI    Bond Investors Guaranty Insurance Company

CGIC    Capital Guaranty Insurance Company

FGIC    Financial Guaranty Insurance Company

FHA     Federal Housing Administration

FNMA    Federal National Mortgage Association

FSA     Federal Security Assistance

GNMA    Government National Mortgage Association

LOC     Letter of Credit

MBIA    	Municipal Bond Investors Assurance Corporation

Moody's Moody's Investors Service, Inc.

nr      Not rated

S&P     Standard & Poor's Corporation

The Notes to Financial Statements are an integral part of these statements.

Statements of Assets and Liabilities
September 30, 1995

                         Arizona        Maryland       Missouri
                         Portfolio      Portfolio      Portfolio

ASSETS

Investments, at cost    $9,218,605     $2,694,391    $10,491,408
Investments, at value
  (Note 1)              $9,567,587     $2,730,338    $10,754,869
Cash                       352,451        130,370        480,665
Receivables
  Interest                 158,786         46,937        164,530
  Share subscriptions
    receivable (Note 1)     15,000             --             --
Other Assets                    --             --             --
  Total assets          10,093,824      2,907,645     11,400,064

LIABILITIES

Payables
  Investment securities
    purchased                   --            --              --
  Dividends                 10,725           697           6,395
  Capital shares redeemed   59,371        26,813              --
  Shares reserved for
    subscription (Note 1)   15,000            --              --
Other liabilities                3            14               3
  Total liabilities         85,099        27,524           6,398

NET ASSETS (Note 4)    $10,008,725    $2,880,121     $11,393,666

CAPITAL SHARES
  OUTSTANDING              989,647       295,749       1,124,394

NET ASSET VALUE PER SHARE  $10.113        $9.738         $10.133

                                                       Money
                         Virginia       National       Market
                         Portfolio      Portfolio      Portfolio

ASSETS

Investments, at cost   $31,910,362    $30,871,658     $8,298,551
Investments, at value
  (Note 1)             $33,042,056    $31,573,775     $8,297,991
Cash                       536,611      1,195,934        208,284
Receivables
  Interest                 585,460        472,208         62,266
  Share subscriptions
     receivable (Note 1)        --             --        102,994
Other Assets                   195             --             --
  Total assets          34,164,322     33,241,917      8,671,535

LIABILITIES

Payables
  Investment securities
    purchased              322,980        485,407        101,020
  Dividends                 18,936         13,021            822
  Capital shares redeemed        5          9,000         12,420
  Shares reserved for
    subscription (Note 1        --             --        102,994
Other liabilities               48             96             35
  Total liabilities        341,969        507,524        217,291

NET ASSETS (Note 4)    $33,822,353    $32,734,393     $8,454,244

CAPITAL SHARES
  OUTSTANDING            3,043,054      3,205,840      8,454,870

NET ASSET VALUE PER SHARE  $11.115        $10.211         $1.000


Statements of Operations
For the Year Ended September 30, 1995

                         Arizona        Maryland       Missouri
                         Portfolio      Portfolio      Portfolio

INVESTMENT INCOME
(Note 1)

Interest income           $602,433       $156,979       $639,080

EXPENSES (Notes 3 and 4)

  Investment advisory
   fee                      64,823         18,524         69,391
  Custodian fees             3,774          1,033          4,106
  Professional fees          7,188          2,177          6,847
  Salaries and related
    expenses                33,086          9,101         37,509
  Securities registration
    and blue sky expenses      481          1,695            286
  Telephone expense          2,148            592          2,454
  Data processing and office
    equipment expenses      15,742          8,772         15,718
  Office and miscellaneous
    expenses                 8,500          2,193          8,727
  Depreciation and
    amortization             1,009            277          1,146
  Expenses incurred and
    paid by investment
    adviser                     --        (18,524)            --

    Total expenses         136,751         25,840        146,184

NET INVESTMENT INCOME      465,682        131,139        492,896

REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS

  Net realized loss on
    investments           (270,014)       (30,774)      (116,168)
  Net unrealized
    appreciation of
    investments            636,688        153,130        537,355

NET GAIN ON INVESTMENTS    366,674        122,356        421,187

TOTAL INCREASE IN NET
  ASSETS RESULTING
  FROM OPERATIONS         $832,356       $253,495       $914,083

                                                       Money
                         Virginia       National       Market
                         Portfolio      Portfolio      Portfolio

INVESTMENT INCOME
(Note 1)

Interest income          $1,941,393     $1,843,025      $328,774

EXPENSES (Notes 3 and 4)

  Investment advisory fee   207,900        202,743       45,081
  Custodian fees              9,748          9,942        2,564
  Professional fees          16,566         16,597        5,331
  Salaries and related
    expenses                 85,637         87,517       22,520
  Securities registration
    and blue sky expenses       975          7,365        4,435
  Telephone expense           5,560          5,700        1,467
  Data processing and
    office equipment
    expenses                 32,727         31,319        7,706
  Office and
    miscellaneous expenses   19,666         18,957        7,208
  Depreciation and
    amortization              2,606          2,664          686
  Expenses incurred
    and paid by investment       --             --      (23,967)

    Total expenses          381,385        382,804       73,031

NET INVESTMENT INCOME     1,560,008      1,460,221      255,743

REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS

  Net realized loss
    on investments         (335,404)      (565,552)           --
  Net unrealized
    appreciation
     of investments       1,732,461      1,689,690         2,310

NET GAIN ON INVESTMENTS   1,397,057      1,124,138         2,310

TOTAL INCREASE IN NET
  ASSETS RESULTING
  FROM OPERATIONS        $2,957,065     $2,584,359      $258,053

The Notes to Financial Statements are an integral part of these statements.

Statements of Changes in Net Assets
For the Years Ended September 30

                                    Arizona Portfolio
                                    1995          1994

INCREASE (DECREASE) IN NET
  ASSETS RESULTING
  FROM OPERATIONS

Net investment income              $465,682       $579,256
Net realized loss on investments   (270,014)      (240,762)
Net unrealized appreciation
  (depreciation) of investments     636,688     (1,248,861)
Total increase (decrease) in net
  assets resulting from operations  832,356       (910,367)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income         (465,682)      (579,256)
From net capital gains                   --       (551,882)

CAPITAL SHARE TRANSACTIONS
(Note 6)                         (2,172,806)    (1,614,268)

TOTAL DECREASE IN NET ASSETS     (1,806,132)    (3,655,773)

NET ASSETS
Beginning of period              11,814,857     15,470,630
End of period                   $10,008,725    $11,814,857


                                    Maryland Portfolio
                                    1995          1994

INCREASE (DECREASE) IN NET
  ASSETS RESULTING
  FROM OPERATIONS

Net investment income             $131,139      $151,708
Net realized loss on investments   (30,774)     (145,563)
	Net unrealized appreciation
  (depreciation) of investments    153,130      (240,115)
Total increase (decrease) in net
  assets resulting from operations 253,495      (233,970)

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income        (131,139)     (151,708)
	From net capital gains             --        (5,406)

CAPITAL SHARE TRANSACTIONS
(Note 6)                          (324,850)        96,826
TOTAL DECREASE IN NET ASSETS      (202,494)      (294,258)

NET ASSETS
Beginning of period              3,082,615      3,376,873
End of period                   $2,880,121     $3,082,615


                                    Missouri Portfolio
                                    1995          1994

INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS

Net investment income              $492,896       $546,716
Net realized loss on)              (116,168)      (209,620)
Net unrealized appreciation
  (depreciation) of investments     537,355     (1,117,560)
Total increase (decrease) in net
  assets resulting from operations  914,083       (780,464)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment                (492,896)      (546,716)
From net capital gains                   --       (482,349)

CAPITAL SHARE TRANSACTIONS
(Note 6)                           (517,675)      (701,239)

TOTAL DECREASE IN NET ASSETS        (96,488)    (2,510,768)

NET ASSETS
Beginning of period              11,490,154     14,000,922
End of period                   $11,393,666    $11,490,154


                                    Virginia Portfolio
                                    1995          1994


INCREASE (DECREASE) IN NET
  ASSETS RESULTING
  FROM OPERATIONS

Net investment income              $1,560,008      $1,696,068
Net realized loss on investments     (335,404)       (765,109)
Net unrealized appreciation
  (depreciation) of investments     1,732,461      (3,383,279)
	Total increase (decrease) in
  net assets resulting
  from operations                   2,957,065      (2,452,320)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income         (1,560,008)     (1,696,068)
From net capital gains                     --      (2,140,949)

CAPITAL SHARE TRANSACTIONS
(Note 6)                           (3,124,224)     (2,253,071)

TOTAL DECREASE IN NET ASSETS       (1,727,167)     (8,542,408)

NET ASSETS
Beginning of period                35,549,520      44,091,928
End of period                     $33,822,353     $35,549,520


                                    National Portfolio
                                    1995          1994

INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS

Net investment income              $1,460,221     $1,513,647
Net realized loss on investments     (565,552)    (1,469,332)
Net unrealized appreciation
  (depreciation) of investments 1,689,690 (2,561,790) Total increase (decrease) in net
  assets resulting from operations  2,584,359     (2,517,475)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income         (1,460,221)    (1,513,647)
From net capital gains                     --     (3,338,545)

CAPITAL SHARE TRANSACTIONS
(Note 6)                           (2,461,944)    (1,040,794)

TOTAL DECREASE IN NET ASSETS       (1,337,806)    (8,410,461)

NET ASSETS
Beginning of period                34,072,199     42,482,660
End of period                     $32,734,393    $34,072,199

                                    Money Market Portfolio
                                    1995          1994

INCREASE (DECREASE) IN NET
  ASSETS RESULTING
  FROM OPERATIONS

Net investment income                $255,743      $175,951
Net realized loss on                       --            --
Net unrealized appreciation
  (depreciation) of investments         2,310           494
Total increase (decrease) in
  net assets resulting
  from operations                     258,053       176,445

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income           (255,638)     (175,951)
From net capital gains                     --           --

CAPITAL SHARE TRANSACTIONS
(Note 6)                             (464,511)  (4,475,527)

TOTAL DECREASE IN NET ASSETS         (462,096)  (4,475,033)

NET ASSETS
Beginning of period                 8,916,340   13,391,373
End of period                      $8,454,244   $8,916,340

The Notes to Financial Statements are an integral part of these statements.

Financial Highlights



Selected data for a share outstanding thoughout each year:
Year ended
Sept. 30          1991     1992      1993      1994     1995

Arizona Portfolio

Net asset value
  beginning of
  period        $9.703   $10.187   $10.568   $11.208   $9.706

Net investment
  income        $0.569   $0.528    $0.490    $0.436    $0.440

Net realized &
  unrealized
  gains
  (losses) on
  securities    $0.484   $0.434    $0.786   $(1.102)   $0.407

Total from
  investment
  operations    $1.053   $0.962    $1.276   $(0.666)   $0.847

Distributions
  from net
  investment
  income      $(0.569)  $(0.528)  $(0.490)  $(0.436)   $(0.440)

Distributions
  from capital
  gains           --    $(0.053)  $(0.146)  $(0.400)       --

Total
  distribu-
  tions      $(0.569)   $(0.581)  $(0.636)  $(0.836)  $(0.440)

Net asset
  value end
  of period  $10.187   $10.568    $11.208   $9.706   $10.113

Total return  11.11%      9.74%     12.57%  (6.20)%    8.95%

Net assets end
  of period
  (thousands) $8,061   $11,911   $15,471    $11,815  $10,009

Ratio of
  expenses
  to average
  net assets   0.47%     1.15%     1.23%     1.29%     1.31%

Ratio of net
  investment
  income to
  average net
  assets       5.61%     5.14%     4.54%     4.23%     4.48%

Portfolio
  turnover       57%       23%       63%       67%       24%


Maryland Portfolio
               1993<F1>  1994       1995

Net asset value
  beginning of
  period       $10.000  $10.441    $9.323

Net investment
  income        $0.274   $0.455    $0.418

Net realized &
  unrealized
  gains
  (losses) on
  securities    $0.441   $(1.102)  $0.415

Total from
  investment
  operations    $0.715   $(0.647)  $0.833

Distributions
  from net
  investment
  income      $(0.274)  $(0.455)  $(0.418)

Distributions
  from capital
  gains           --    $(0.016)        --

Total
  distribu-
  tions      $(0.274)   $(0.471)  $(0.418)

Net asset
  value end
  of period  $10.441   $9.323     $9.738

Total return  11.91%<F2> (6.33)%   9.17%

Net assets end
  of period
  (thousands) $3,377   $3,083     $2,880

Ratio of
  expenses
  to average
  net assets   0.20%<F2> 0.64%     0.87%

Ratio of net
  investment
  income to
  average net
  assets       4.72%<F2> 4.60%     4.42%

Portfolio
  turnover       35%       78%        9%


Missouri Portfolio
                1991     1992      1993      1994      1995
Net asset value
  beginning of
  period        $9.684   $10.117   $10.468   $11.173   $9.728

Net investment
  income        $0.585   $0.514    $0.494    $0.437    $0.436

Net realized &
  unrealized
  gains
  (losses) on
  securities    $0.433   $0.377    $0.726   $(1.058)   $0.405

Total from
  investment
  operations    $1.018   $0.891    $1.220   $(0.621)   $0.841

Distributions
  from net
  investment
  income      $(0.585)  $(0.514)  $(0.494)  $(0.437)   $(0.436)

Distributions
  from capital
  gains           --    $(0.026)  $(0.021)  $(0.387)       --

Total
  distribu-
  tions      $(0.585)   $(0.540)  $(0.515)  $(0.824)  $(0.436)

Net asset
  value end
  of period  $10.117   $10.468    $11.173   $9.728   $10.133

Total return  10.80%      9.06%     11.98%  (5.80)%    8.87%

Net assets end
  of period
  (thousands) $7,227   $11,023   $14,001    $11,490  $11,394

Ratio of
  expenses
  to average
  net assets   0.45%     1.18%     1.23%     1.29%     1.31%

Ratio of net
  investment
  income to
  average net
  assets       5.85%     5.05%     4.59%     4.23%     4.43%

Portfolio
  turnover       33%        8%       65%       52%       16%


Virginia Portfolio
                1991     1992      1993      1994      1995
Net asset value
  beginning of
  period        $10.832  $11.351   $11.621   $12.372   $10.631

Net investment
  income        $0.609   $0.592    $0.569    $0.479    $0.503

Net realized &
  unrealized
  gains
  (losses) on
  securities    $0.519   $0.387    $0.871   $(1.146)   $0.484

Total from
  investment
  operations    $1.128   $0.979    $1.440   $(0.667)   $0.987

Distributions
  from net
  investment
  income      $(0.609)  $(0.592)  $(0.569)  $(0.479)   $(0.503)

Distributions
  from capital
  gains           --    $(0.117)  $(0.120)  $(0.595)       --

Total
  distribu-
  tions      $(0.609)   $(0.709)  $(0.689)  $(1.074)  $(0.503)

Net asset
  value end
  of period  $11.351   $11.621    $12.372   $10.631  $11.115

Total return  10.66%     8.92%     12.85%    (5.67)%   9.54%

Net assets end
  of period
  (thousands) $30,696  $37,421   $44,092    $35,550  $33,822

Ratio of
  expenses
  to average
  net assets   1.18%     1.13%     1.10%     1.18%     1.14%

Ratio of net
  investment
  income to
  average net
  assets       5.47%     5.20%     4.80%     4.23%     4.68%

Portfolio
  turnover       73%       74%       80%      104%       55%


National Portfolio
                1991     1992      1993      1994      1995
Net asset value
  beginning of
  period        $10.364  $10.794   $11.329   $11.910   $9.851

Net investment
  income        $0.632   $0.605    $0.550    $0.420    $0.446

Net realized &
  unrealized
  gains
  (losses) on
  securities    $0.430   $0.535    $0.793   $(1.122)   $0.360

Total from
  investment
  operations    $1.062   $1.140    $1.343   $(0.702)   $0.806

Distributions
  from net
  investment
  income      $(0.632)  $(0.605)  $(0.550)  $(0.420)   $(0.446)

Distributions
  from capital
  gains           --          --  $(0.212)  $(0.937)       --

Total
  distribu-
  tions      $(0.632)   $(0.605)  $(0.762)  $(1.357)  $(0.446)

Net asset
  value end
  of period  $10.794   $11.329    $11.910   $9.851   $10.211

Total return  10.50%     10.83%     12.44%  (6.25)%    8.40%

Net assets end
  of period
  (thousands) $40,352  $41,273   $42,483    $34,072  $32,734

Ratio of
  expenses
  to average
  net assets   1.24%     1.17%     1.10%     1.23%     1.18%

Ratio of net
  investment
  income to
  average net
  assets       5.95%     5.47%     4.83%     3.98%     4.49%

Portfolio
  turnover       91%      114%      212%      175%       56%


Money Market Portfolio
                1991     1992      1993      1994      1995
Net asset value
  beginning of
  period        $1.000   $1.000    $1.000   $1.000   $1.000

Net investment
  income        $0.04    $0.03     $0.02     $0.015    $0.028

Net realized &
  unrealized
  gains
  (losses) on
  securities        --       --        --        --        --

Total from
  investment
  operations    $0.040   $0.030    $0.020   $0.015     $0.028

Distributions
  from net
  investment
  income      $(0.040)  $(0.030)  $(0.020)  $(0.015)   $(0.028)

Distributions
  from capital
  gains           --         --        --        --        --

Total
  distribu-
  tions      $(0.040)   $(0.030)  $(0.020)  $0.015)  $(0.028)

Net asset
  value end
  of period  $1.000    $1.000     $1.000    $1.000   $1.000

Total return  4.13%     2.57%      1.53%    1.56%     2.87%

Net assets end
  of period
  (thousands) $17,844   $14,861    $13,391  $8,916   $8,454

Ratio of
  expenses
  to average
  net assets   0.81%     0.83%     0.81%     0.81%     0.81%

Ratio of net
  investment
  income to
  average net
  assets       4.12%     2.55%     1.52%     1.52%     2.83%

Portfolio
  turnover       --        --        --        --        --

[FN]
<F1>For the period from February 10, 1993 (inception) to
September 30, 1993
<F2>Annualized

The Notest to Financial Statements are an integral part of these statements.

GIT Tax-Free Trust
Notes to Financial Statements
September 30, 1995

1. Summary of Significant Accounting Policies. GIT Tax-Free Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Trust maintains six separate portfolios which invest principally in securities exempt from federal income taxes, commonly known as "municipal" securities. The Arizona, Maryland, Missouri and Virginia Portfolios (the "State Portfolios") invest solely in securities exempt from both federal and state income taxes in their respective states. The National Portfolio (High Yield Portfolio prior to February 1, 1993) seeks higher yields and invests in long-term securities. The Money Market Portfolio invests in short-term securities and is priced according to the "penny rounding" method whereby the share price is rounded to the nearest cent to maintain a stable share price of $1.00. The State and National Portfolios' price per share fluctuates as the market value of the respective underlying portfolio of securities fluctuates.

Securities Valuation: Securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which market quotations are readily available are valued at the mean between their bid and asked prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the trustees. Investment transactions are recorded on the trade date. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Investment Income: Interest income, net of amortization of premium and original issue discount, and other income (if any) is accrued as earned.

Dividends and Income Tax: Net investment income, determined as gross investment income less expenses, is declared as a regular dividend each business day. Declared dividends are distributed to shareholders or reinvested in additional shares as of the close of business at the end of each month. For the National and State Portfolios, realized gains and losses and unrealized appreciation and depreciation are reflected as changes in net asset value per share and do not affect regular dividends paid. Capital gain dividends, reflecting net realized capital gains of each portfolio (if any) are declared and paid at least once per year. In accordance with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, all taxable income of each portfolio (if any) is distributed to its shareholders, and therefore, no federal income tax provision is required.

Share Subscriptions: Shares purchased by check or otherwise not paid for in immediately available funds are accounted for as share subscriptions receivable and shares reserved for subscriptions.

2. Investment Advisory Fees and Other Transactions with Affiliates. The investment adviser to the Trust, Bankers Finance Investment Management Corp. ("BFIMC"), earns an advisory fee equal to 0.625% per annum of the average net assets of the State and National Portfolios and 0.5% per annum of the average net assets of the Money Market Portfolio; the fees accrue daily and are payable monthly. For the year ended September 30, 1995, BFIMC waived $18,524 of such fees for the Maryland Portfolio. In order to meet the securities registration requirements of certain states, BFIMC has undertaken to reimburse the Trust by the amount, if any, by which the total expenses of the Trust (less certain excepted expenses) exceed the applicable expense limitation in any state or other jurisdiction in which the Trust is subject to regulation during the fiscal year. The Trust believes the current applicable expense limitation is 2.5% per annum of the average net assets of the Trust up to $30 million, 2% of any amount of such net assets exceeding $30 million but not exceeding $100 million, and 1.5% per annum of such amount in excess of $100 million. BFIMC is responsible for the fees and expenses of trustees who are affiliated with BFIMC, the rent expense of the Trust's principal executive office premises and certain promotional expenses. For the year ended September 30, 1995, outside trustee fees were

$1,100 for the Arizona, Missouri,
Virginia, National and Money Market Portfolios and $500 for the Maryland Portfolio, respectively. As of September 30, 1995, certain officers, trustees, companies and individuals affiliated with the Trust had investments aggregating 0.2%, 0.2% and 1.0% of the National, Arizona and Money Market Portfolios' shares outstanding, respectively. As of September 30, 1995, no outstanding shares of the Maryland, Missouri or Virginia Portfolios were owned by any officer, trustee, affiliated company or affiliated individual.

3. Other Expenses. With the exception of certain expenses of the Trust payable by it directly, all support services are provided to the Trust under a services agreement between the Trust and BFIMC, pursuant to which, such services are to be provided for amounts not exceeding the cost to BFIMC of the support provided. Common expenses incurred by the Trust are allocated among the portfolios based on the ratio of net assets
of each portfolio to the combined net assets.   For the year
ended September 30, 1995, expenses of $71,928 for the Arizona Portfolio; $25,840 for the Maryland Portfolio; $76,793 for the Missouri Portfolio; $173,485 for the Virginia Portfolio; $180,061 for the National Portfolio; and $27,950 for the Money Market Portfolio have been reimbursed to BFIMC under the Services Agreement. As of September 30, 1995, expenses of $18,752 for the Arizona Portfolio; $10,398 for the Maryland Portfolio; and $10,623 for the Missouri Portfolio have been incurred by BFIMC on behalf of the portfolios, the billings of which have been deferred. For the year ended September 30, 1995, BFIMC incurred expenses of $23,967 on behalf of the Money Market Portfolio, the billing of which has been waived.

Had BFIMC not waived the billing of advisory fees and/or expenses for the Arizona Portfolio, Maryland Portfolio, Missouri
Portfolio, and Money Market Portfolio, the ratios of expenses and net investment income to average net assets would have been:

                                 Ratio of   Ratio of
                                 to         net
                                 expense    investment
                       Year      average    income to
                       ended     net        average net
                       Sept. 30  assets     assets

Arizona Portfolio      1991      1.20%      4.88

Maryland Portfolio<F3> 1995      1.50%      3.80%
                       1994      1.34       3.90
                       1993<F2>  1.74<F1>   3.18<F1>

Missouri Portfolio     1991      1.28%      5.02%

Money Market Portfolio 1995      1.07%      2.56%
                       1994      1.02       1.31
                       1993      1.03       1.30
                       1992      1.02       2.36
                       1991      1.01       3.91

[FN]
<F1>Annualized
<F2>For the period from February 10, 1993 (inception) to
September 30, 1993
<F3> For the periods ended September 30, 1994 and 1993, ratios include expenses of which the billing has been deferred.

4. Net Assets. At September 30, 1995, net assets include the following:

                          Arizona      Maryland    Missouri
                          Portfolio    Portfolio   Portfolio
Net paid in capital shares
  of beneficial interest  $10,244,173  $3,028,240  $11,471,005

Accumulated net
  realized losses            (584,430)   (184,066)    (340,800)

Undistributed net
  investment income               --           --           --

Net unrealized appreciation
  (depreciation) of
  investments                348,982       35,947      263,461

Total net assets         $10,008,725   $2,880,121  $11,393,666

                                                   Market
                          Virginia     National    Market
                          Portfolio    Portfolio   Portfolio
Net paid in capital shares
  of beneficial interest  $34,149,450 $34,288,780   $8,454,813

Accumulated net
  realized losses          (1,458,791) (2,256,504)        (114)

Undistributed net
  investment income               --           --          105

Net unrealized appreciation
  (depreciation) of
  investments              1,131,694      702,117         (560)

Total net assets         $33,822,353  $32,734,393   $8,454,244


5. Investment Transactions. Purchases and sales of securities other than short-term securities, for the year ended September
30, 1995, were as follows:

                          Arizona      Maryland    Missouri
                          Portfolio    Portfolio   Portfolio

Purchases                 $2,384,276   $247,524    $1,715,342

Sales                      4,357,948     376,535    2,119,659

                          Virginia     National
                          Portfolio    Portfolio

Purchases                 $17,809,372  $17,299,675

Sales                      19,238,261   19,376,834

As of September 30, 1995 capital loss carryover available which may offset future capital gains, for federal income tax purposes was $584,430 for the Arizona Portfolio; $184,066 for the Maryland Portfolio; $340,800 for the Missouri Portfolio; $1,458,791 for the Virginia Portfolio; and $2,256,504 for the National Portfolio. The preceding carryover expires September 30, 2003. As of September 30, 1995 capital loss carryover available for the Money Market Portfolio is $114, which expires September 30, 1998.

6. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares for the years ended September 30 were as follows:

                               Arizona Portfolio
                               1994         1995
In Dollars
Shares sold                    $1,043,837   $3,038,623
Shares issued in reinvestment
  of dividends                    325,705      877,776
Total shares issued             1,369,542    3,916,399
Shares redeemed                (3,542,348)  (5,530,667)
Net increase (decrease)       $(2,172,806) $(1,614,268)

In Shares
Shares sold                       105,634      289,230
Shares issued in reinvestment
  of dividends                     33,184       84,476
Total shares issued               138,818      373,706
Shares redeemed                  (366,427)    (536,785)
Net increase (decrease)          (227,609)    (163,079)


                               Maryland Portfolio
                               1994         1995
In Dollars
Shares sold                    $839,221     $1,952,141
Shares issued in reinvestment
  of dividends                  122,234        148,732
Total shares issued             961,455      2,100,873
Shares redeemed              (1,286,305)    (2,004,047)
Net increase (decrease)       $(324,850)       $96,826

In Shares
Shares sold                      89,232        195,700
Shares issued in reinvestment
  of dividends                   12,957         15,137
Total shares issued             102,189        210,837
Shares redeemed                (137,100)      (203,611)
Net increase (decrease)         (34,911)         7,226


                               Missouri Portfolio
                               1994         1995
In Dollars
Shares sold                    $1,645,931   $2,517,679
Shares issued in reinvestment
  of dividends                    408,754      874,712
Total shares issued             2,054,685    3,392,391
Shares redeemed                (2,572,360)  (4,093,630)
Net increase (decrease)         $(517,675)   $(701,239)

In Shares
Shares sold                       166,322      242,656
Shares issued in reinvestment
  of dividends                     41,558       84,374
Total shares issued               207,880      327,030
Shares redeemed                  (264,672)    (398,901)
Net increase (decrease)           (56,792)     (71,871)


                               Virginia Portfolio
                               1994         1995
In Dollars
Shares sold                    $4,967,609   $6,960,403
Shares issued in reinvestment
  of dividends                  1,335,773    3,454,038
Total shares issued             6,303,382    10,414,441
Shares redeemed                (9,427,606)  (12,667,512)
Net decrease                  $(3,124,224)  $(2,253,071)

In Shares
Shares sold                       463,732       606,350
Shares issued in reinvestment
  of dividends                    124,012       304,237
Total shares issued               587,744       910,587
Shares redeemed                  (888,537)   (1,130,528)
Net decrease                     (300,793)     (219,941)


                               National Portfolio
                               1994         1995
In Dollars
Shares sold                    $3,422,847   $8,477,033
Shares issued in reinvestment
  of dividends                  1,307,981    4,516,906
Total shares issued             4,730,828   12,993,939
Shares redeemed                (7,192,772) (14,034,733)
Net decrease                  $(2,461,944) $(1,040,794)

In Shares
Shares sold                       344,542      803,610
Shares issued in reinvestment
  of dividends                    131,677      429,466
Total shares issued               476,219    1,233,076
Shares redeemed                  (729,127)  (1,341,342)
Net decrease                     (252,908)    (108,266)


                               Missouri Portfolio
                               1994         1995
In Dollars
Shares sold                    $8,322,074   $8,291,730
Shares issued in reinvestment
  of dividends                    244,526      167,837
Total shares issued             8,566,600    8,459,567
Shares redeemed                (9,031,111) (12,935,094)
Net decrease                    $(464,511) $(4,475,527)

In Shares
Shares sold                     8,322,074    8,291,730
Shares issued in reinvestment
  of dividends                    244,526      167,837
Total shares issued             8,566,600    8,459,567
Shares redeemed                (9,031,111) (12,935,094)
Net decrease                     (464,511)  (4,475,527)

GIT Tax-Free Trust
Special Tax Information
September 30, 1995
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code of 1986 $465,682 for the Arizona Portfolio; $131,139 for the Maryland Portfolio; $492,896 for the Missouri Portfolio; $1,560,008 for the Virginia Portfolio; $1,460,221 for the National Portfolio; and $255,638 for the Tax-Free Money Market Portfolio is designated as tax-exempt dividends.

In January 1996, shareholders of the Tax-Free Trust will receive
Federal income tax information on all distributions paid to their accounts in calendar year 1995, including any distributions paid between September 30, 1995 and December 31, 1995.

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
Telephone Numbers

Shareholder Service
	Washington, DC area: 703/528-6500
	Toll-free nationwide: 800/336-3063

24-Hour ACCESS
	Toll-free nationwide: 800/448-4422

The GIT Family of Mutual Funds

GIT Equity Trust
	Special Growth Portfolio
	Select Growth Portfolio
	Equity Income Portfolio
	Worldwide Growth Portfolio

GIT Income Trust
	Maximum Income Portfolio
	Government Portfolio

GIT Tax-Free Trust
	Arizona Portfolio
	Maryland Portfolio
	Missouri Portfolio
	Virginia Portfolio
	National Portfolio
	Money Market Portfolio

Government Investors Trust

For more complete information on any GIT Investment Fund, including charges and expenses, request a prospectus by calling the numbers above. Read it carefully before you invest or send money. This prospectus does not constitute an offering by the distributor in any jurisdiction in which such offering may not be lawfully made.

GIT
GIT INVESTMENT FUNDS
1655 Fort Myer Drive
Arlington Virginia 22209
http://www.gitfunds.com